Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.59%
Alabama: 1.30%
Education revenue: 0.19%
Auburn AL Refunding Bond Series A	4.00%	6-1-2033	$ 1,000,000	$ 1,141,380
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2033	595,000	693,429
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2035	865,000	997,449
University of West Alabama General Fee Bond (AGM Insured)	4.00	1-1-2037	920,000	1,053,637
				3,885,895
Utilities revenue: 1.11%
Lower Alabama Gas Supply District Project #2	4.00	12-1-2050	11,430,000	13,022,775
Southeast Alabama Gas Supply District Project #2 Series B (1 Month LIBOR+0.85%)±	0.92	6-1-2049	10,000,000	10,067,759
				23,090,534
				26,976,429
Alaska: 0.20%
Miscellaneous revenue: 0.20%
Matanuska Susitna Borough AK Goode Creek Correctional Project	4.00	9-1-2030	3,870,000	4,184,174
Arizona: 2.73%
Education revenue: 0.53%
Arizona Board of Regents University of Arizona System Series A	5.00	6-1-2037	2,645,000	3,328,887
Pima County AZ Community College District Series 2019	5.00	7-1-2033	450,000	563,583
Pima County AZ Community College District Series 2019	5.00	7-1-2034	500,000	624,320
Pima County AZ Community College District Series 2019	5.00	7-1-2035	600,000	747,510
Pima County AZ Community College District Series 2019	5.00	7-1-2036	500,000	621,082
Pima County AZ IDA New Plan Learning Project Series A	7.00	7-1-2021	185,000	184,905
Pima County AZ IDA New Plan Learning Project Series A	7.75	7-1-2035	4,910,000	4,859,160
				10,929,447
GO revenue: 0.48%
Estrella Mountain Ranch AZ Community Facilities District Refunding Bond (AGM Insured)	5.00	7-15-2025	585,000	683,964
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2024	1,575,000	1,727,328
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	4.50	7-1-2025	1,270,000	1,392,830
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.00	7-1-2027	420,000	465,311
Maricopa County AZ Elementary School District #28 Kyrene Elementary School Project 2010 Series B	5.50	7-1-2029	960,000	1,074,291
Phoenix AZ	5.00	7-1-2026	3,810,000	4,661,503
				10,005,227
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  1

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.53%
RBC Municipal Products Incorporated (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	0.08%	2-1-2025	$11,000,000	$ 11,000,000
Miscellaneous revenue: 0.59%
Arizona Refunding Bond Certificate of Participation	5.00	9-1-2027	3,040,000	3,592,101
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2024	190,000	217,454
Phoenix AZ Civic Improvement Corporation Series D	5.00	7-1-2036	7,000,000	8,415,926
				12,225,481
Tax revenue: 0.35%
Arizona Sports & Tourism Authority Series A	5.00	7-1-2021	795,000	802,341
Arizona Sports & Tourism Authority Series A	5.00	7-1-2022	1,000,000	1,047,333
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2027	450,000	510,352
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2028	700,000	790,996
San Luis AZ Pledged Excise Tax Series A (BAM Insured)	5.00	7-1-2034	3,680,000	4,099,618
				7,250,640
Utilities revenue: 0.12%
Salt River Project AZ Electric System Revenue Bond 2017 Series A	5.00	1-1-2034	2,000,000	2,482,136
Water & sewer revenue: 0.13%
Glendale AZ Subordinate Lien Water & Sewer Refunding Bond	5.00	7-1-2028	1,000,000	1,280,232
Glendale AZ Subordinate Lien Water & Sewer Refunding Bond	5.00	7-1-2029	1,000,000	1,305,457
				2,585,689
				56,478,620
Arkansas: 0.16%
Miscellaneous revenue: 0.16%
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2032	500,000	583,360
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2033	500,000	581,426
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2035	1,000,000	1,156,356
Arkansas Development Finance Authority Arkansas Division of Emergency Management Project	4.00	6-1-2036	850,000	979,572
				3,300,714
California: 5.11%
Airport revenue: 0.44%
Sacramento CA Airport System Senior Bond Series A	5.00	7-1-2026	1,315,000	1,608,132
Sacramento CA Airport System Senior Bond Series A	5.00	7-1-2041	395,000	466,469
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2032	600,000	742,373
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2033	500,000	616,496
Sacramento CA Airport System Senior Bond Series B	5.00	7-1-2034	1,000,000	1,229,294
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2026	750,000	917,185
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2027	1,750,000	2,191,788
Sacramento CA Airport System Senior Bond Series E	5.00	7-1-2028	1,000,000	1,277,822
				9,049,559
See accompanying notes to portfolio of investments

2  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue: 0.35%
California Statewide CDA Series A	6.90%	8-1-2031	$ 1,670,000	$ 1,698,654
University of California Limited Project Unrefunded Bond Series G	5.00	5-15-2037	5,210,000	5,479,460
				7,178,114
GO revenue: 2.66%
California Various Purposes	5.00	8-1-2030	1,575,000	1,924,173
California Various Purposes	5.00	8-1-2032	6,700,000	8,169,711
Cerritos CA Community College District CAB Series D ¤	0.00	8-1-2025	1,800,000	1,730,098
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2029	1,565,000	1,354,848
Compton CA Community College District Election of 2002 CAB Series C ¤	0.00	8-1-2031	2,400,000	1,955,674
Los Angeles CA Unified School District Los Angeles County Series RYQ	4.00	7-1-2037	2,000,000	2,390,220
Monterey County CA Alisal Union School District Series A (BAM Insured)	5.25	8-1-2042	1,500,000	1,875,447
New Haven CA Unified School District CAB Project (AGC Insured)¤	0.00	8-1-2033	5,590,000	4,287,131
Oxnard CA School District Series A (National Insured)	5.75	8-1-2030	1,825,000	1,963,466
Patterson CA Unified School District CAB Election of 2008 Project Series B (AGM Insured)¤	0.00	8-1-2033	3,000,000	2,295,184
Peralta CA Community College District Alameda County	5.00	8-1-2023	3,045,000	3,237,383
Peralta CA Community College District Alameda County	5.00	8-1-2024	3,000,000	3,189,127
Rio Hondo CA Community College District ¤	0.00	8-1-2030	2,315,000	1,959,502
San Diego CA Community College District Election of 2012	5.00	8-1-2032	3,095,000	3,442,840
San Diego CA Unified School District Election of 1998 Series E-2 (AGM Insured)	5.50	7-1-2027	5,000,000	6,491,547
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured)¤	0.00	8-1-2031	2,590,000	2,121,312
Sylvan CA Unified School District CAB Election of 2006 (AGM Insured)¤	0.00	8-1-2032	2,800,000	2,227,711
West Contra Costa CA Unified School District Election of 2005 Series C-1 (AGC Insured)¤	0.00	8-1-2026	4,620,000	4,352,551
				54,967,925
Health revenue: 0.27%
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2032	975,000	1,199,098
California Municipal Finance Authority Institute of Aging Project	5.00	8-15-2033	1,150,000	1,410,738
California Statewide CDA Series C	5.25	8-15-2031	3,000,000	3,056,208
				5,666,044
Housing revenue: 0.05%
California HFA Municipal Certificate of Participation Series 2 Class A	4.00	3-20-2033	980,982	1,137,048
Miscellaneous revenue: 0.33%
Anaheim CA PFA Convention Center Expansion Project Series A	5.00	5-1-2039	2,500,000	2,735,771
California Public Works Board Various Judicial Council Project Series D	5.25	12-1-2026	1,000,000	1,033,335
Foothill De Anza CA Community College District Certificate of Participation	5.00	4-1-2033	500,000	572,419
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  3

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Gold Coast Transit District California Transit Finance Corporation Certificate of Participation	5.00%	7-1-2027	$ 520,000	$ 638,842
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00	10-15-2027	500,000	592,991
San Diego CA Public Facilities Financing Authority Capital Improvement Projects Series B	5.00	10-15-2028	1,000,000	1,183,046
				6,756,404
Transportation revenue: 0.49%
Bay Area CA Toll Authority Toll Bridge Series A (SIFMA Municipal Swap+1.25%)±	1.30	4-1-2036	9,810,000	10,204,756
Utilities revenue: 0.52%
California Municipal Finance Authority	5.00	10-1-2025	1,500,000	1,795,964
M-S-R California Energy Authority Gas Series B	7.00	11-1-2034	2,035,000	3,163,361
M-S-R California Energy Authority Gas Series C	7.00	11-1-2034	3,000,000	4,663,432
Sacramento CA Municipal Utility District Series B	5.00	8-15-2030	1,075,000	1,189,987
				10,812,744
				105,772,594
Colorado: 1.00%
GO revenue: 0.36%
Adams County CO 12 Five Star Schools Series B	5.00	12-15-2028	3,800,000	4,691,575
Mesa County CO Valley School District # 51 Grand Junction	5.50	12-1-2035	2,175,000	2,793,286
				7,484,861
Industrial development revenue: 0.16%
Denver CO Convention Center Hotel Authority Refunding Bond	5.00	12-1-2023	3,000,000	3,304,666
Miscellaneous revenue: 0.27%
Regents of the University of Colorado Certificate of Participation Series A	5.00	11-1-2028	5,000,000	5,558,310
Tax revenue: 0.15%
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	7-15-2028	885,000	1,100,858
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	1-15-2029	600,000	752,537
Colorado Regional Transportation District Denver Transit Partners Eagle P3 Project Series A & B	5.00	1-15-2030	1,000,000	1,273,001
				3,126,396
Water & sewer revenue: 0.06%
Central Weld County CO Water District Revenue Bond (AGM Insured)	4.00	12-1-2031	550,000	669,185
Central Weld County CO Water District Revenue Bond (AGM Insured)	4.00	12-1-2033	500,000	601,848
				1,271,033
				20,745,266
See accompanying notes to portfolio of investments

4  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Connecticut: 1.51%
Education revenue: 0.51%
Connecticut HEFAR University of Hartford Issue Series N	5.00%	7-1-2029	$ 480,000	$ 586,829
Connecticut HEFAR University of Hartford Issue Series N	5.00	7-1-2030	870,000	1,053,317
Connecticut Higher Education Supplemental Loan Authority Chesla Loan Program Series D	3.00	11-15-2035	1,000,000	1,022,201
University of Connecticut Series A	5.00	3-15-2032	4,355,000	5,145,182
University of Connecticut Series A	5.00	2-15-2038	2,210,000	2,790,483
				10,598,012
GO revenue: 0.79%
Bridgeport CT Series A	5.00	6-1-2031	1,855,000	2,369,435
Connecticut Series A	5.00	3-1-2029	2,500,000	2,812,644
Connecticut Series B	5.00	6-15-2027	3,000,000	3,522,382
Connecticut Series F	5.00	11-15-2032	300,000	354,000
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2029	500,000	619,354
Hamden CT Refunding Bond Series A (BAM Insured)	5.00	8-15-2030	1,200,000	1,476,679
Hamden CT Series A (BAM Insured)	5.00	8-15-2026	2,000,000	2,408,608
Hamden CT Series A (BAM Insured)	5.00	8-15-2027	1,200,000	1,474,776
Hartford CT Series A (AGM Insured)	5.00	7-1-2026	1,050,000	1,237,111
				16,274,989
Miscellaneous revenue: 0.10%
Connecticut Series G	4.00	10-15-2026	1,985,000	2,083,468
Tax revenue: 0.11%
Connecticut Special Tax Obligation Bonds Series A	4.00	9-1-2036	1,000,000	1,125,449
Connecticut Special Tax Obligation Bonds Transportation Infrastructure Purposes Series A	5.00	8-1-2030	1,000,000	1,173,483
				2,298,932
				31,255,401
Delaware: 0.11%
Education revenue: 0.11%
Delaware EDA Odyssey Charter School Project Series B 144A	6.75	9-1-2035	2,000,000	2,246,142
District of Columbia: 1.51%
Education revenue: 0.12%
District of Columbia Howard University Series A	5.75	10-1-2026	2,510,000	2,510,000
GO revenue: 0.69%
District of Columbia Series 2014C	5.00	6-1-2034	3,000,000	3,404,429
District of Columbia Series 2014C	5.00	6-1-2035	1,620,000	1,835,670
District of Columbia Series 2016A	5.00	6-1-2033	5,000,000	6,007,161
District of Columbia Series 2017A	5.00	6-1-2033	2,400,000	2,962,621
				14,209,881
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  5

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.31%
District of Columbia Federal Highway Grant Anticipation Bond	5.00%	12-1-2025	$ 3,520,000	$ 3,788,864
District of Columbia Federal Highway Grant Anticipation Bond	5.25	12-1-2025	2,630,000	2,639,295
				6,428,159
Transportation revenue: 0.25%
Washington Metropolitan Airport Authority Dulles Toll Road Series B	5.00	10-1-2034	1,250,000	1,562,818
Washington Metropolitan Area Transit Authority Series B	5.00	7-1-2032	3,000,000	3,670,108
				5,232,926
Water & sewer revenue: 0.14%
District of Columbia Water & Sewer Authority Public Utility Senior Lien Series A	5.00	10-1-2037	2,260,000	2,798,598
				31,179,564
Florida: 5.47%
Airport revenue: 0.90%
Hillsborough FL Aviation Authority Tampa International Airport Customer Facility Series A	5.00	10-1-2044	8,335,000	9,446,634
Jacksonville FL Port Authority Series B	5.00	11-1-2035	2,045,000	2,563,774
Miami-Dade County FL Aviation Refunding Bond Series A	4.00	10-1-2035	1,600,000	1,898,667
Miami-Dade County FL Aviation Refunding Bond Series A	4.00	10-1-2036	1,700,000	2,009,587
Miami-Dade County FL Aviation Refunding Bond Series A	4.00	10-1-2037	2,250,000	2,650,452
				18,569,114
Health revenue: 0.58%
Florida Health System Lee Memorial Hospital Series A	5.00	4-1-2036	4,500,000	5,585,993
Highlands County FL Health Facilities Authority Adventist Health System Series I5 ø	0.04	11-15-2035	2,000,000	2,000,000
Lee Memorial Health System Series B ø	0.15	4-1-2049	1,800,000	1,800,000
Miami-Dade County FL Health Facilities Authority Nicklaus Children's Hospital Project	5.00	8-1-2031	500,000	606,066
Miami-Dade County FL Health Facilities Authority Nicklaus Children's Hospital Project	5.00	8-1-2033	1,645,000	1,981,626
				11,973,685
Miscellaneous revenue: 2.14%
Boynton FL PFA Capital Improvement Series 2018	4.00	7-1-2030	2,090,000	2,497,684
Boynton FL PFA Capital Improvement Series 2018	5.00	7-1-2035	3,590,000	4,486,607
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2028	2,500,000	2,924,139
Duval County FL School Board Certificate of Participation Series B	5.00	7-1-2029	5,000,000	5,836,921
Miami-Dade County FL School Board Certificate of Participation Series A	5.00	5-1-2031	3,000,000	3,399,974
Miami-Dade County FL School Board Certificate of Participation Series D	5.00	11-1-2027	6,600,000	7,587,945
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2034	1,500,000	1,826,664
Monroe County FL School Board Certificate of Participation Series A	5.00	6-1-2035	1,000,000	1,215,497
See accompanying notes to portfolio of investments

6  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Orange County FL School Board Certificate of Participation Series C	5.00%	8-1-2029	$ 2,000,000	$ 2,353,481
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2032	2,000,000	2,479,791
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2033	4,500,000	5,571,576
Orlando FL Senior Tourist Development 6th Cent Contract Payment Bond Series A (AGM Insured)	5.00	11-1-2034	600,000	741,130
Palm Beach County FL Refunding Bond	5.00	5-1-2029	2,000,000	2,421,920
University of South Florida Financing Corporation Certificate of Participation Master Lease Program Series A	5.00	7-1-2023	815,000	891,077
				44,234,406
Tax revenue: 0.41%
Miami-Dade County FL Special Obligation Series A	5.00	10-1-2023	700,000	750,909
Polk County FL School District	5.00	10-1-2033	2,915,000	3,775,376
Tampa FL Sports Authority Stadium Project	5.00	1-1-2025	3,550,000	3,980,778
				8,507,063
Transportation revenue: 0.52%
Florida Department of Transportation Turnpike System Series A	5.00	7-1-2025	4,950,000	5,876,100
Florida Mid-Bay Bridge Authority Series A	5.00	10-1-2025	1,250,000	1,469,874
Miami-Dade County FL Expressway Authority Toll System (AGM Insured, Citibank NA LIQ)144Aø	0.19	7-1-2035	1,050,000	1,050,000
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2034	375,000	473,401
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2035	400,000	502,934
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2036	600,000	751,327
Osceola County FL Transportation Improvement and Refunding Bond Series A-1	5.00	10-1-2037	525,000	655,257
				10,778,893
Water & sewer revenue: 0.92%
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2031	500,000	648,574
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2032	950,000	1,228,192
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2035	1,290,000	1,644,324
North Sumter County FL Utility Dependent District Bond (BAM Insured)	5.00	10-1-2036	880,000	1,117,081
Tohopekaliga FL Water Authority Utility System Bond 144A	5.00	10-1-2025	12,000,000	14,403,172
				19,041,343
				113,104,504
Georgia: 1.83%
Education revenue: 0.17%
Private Colleges & Universities Authority of Georgia Series A	5.00	10-1-2021	3,330,000	3,397,109
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  7

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.08%
Brookhaven GA Development Authority Children's Healthcare Series A	5.00%	7-1-2035	$ 1,300,000	$ 1,667,072
Industrial development revenue: 0.03%
George L. Smith II Georgia World Congress Center Authority Convention Center Series 2021A	4.00	1-1-2036	500,000	571,819
Utilities revenue: 1.55%
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series A	1.50	1-1-2040	3,000,000	3,059,198
Burke County GA Development Authority Oglethorpe Power Corporation Vogtle Project Series E	3.25	11-1-2045	6,000,000	6,511,948
Dalton GA Utilities Bond	4.00	3-1-2033	1,100,000	1,302,007
Dalton GA Utilities Bond	4.00	3-1-2034	1,200,000	1,413,462
Georgia Municipal Electric Authority General Resolution Project Series A	4.00	1-1-2036	1,500,000	1,765,967
Georgia Municipal Electric Authority Project One Series A	5.00	1-1-2035	925,000	1,135,305
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2032	525,000	646,671
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2034	930,000	1,137,649
Georgia Municipal Electric Authority Units 3 & 4 Project Series A	5.00	1-1-2035	600,000	732,263
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.00	5-15-2029	2,600,000	3,289,250
Main Street Natural Gas Incorporated Georgia Gas Project Series A	5.50	9-15-2022	1,000,000	1,074,013
Main Street Natural Gas Incorporated Georgia Gas Project Subordinate Bond Series B (1 Month LIBOR+0.75%)±	0.82	4-1-2048	10,000,000	10,053,798
				32,121,531
				37,757,531
Guam: 0.24%
Airport revenue: 0.11%
Guam International Airport Authority	5.00	10-1-2022	1,000,000	1,047,255
Guam International Airport Authority	5.00	10-1-2023	1,135,000	1,185,326
				2,232,581
Water & sewer revenue: 0.13%
Guam Government Waterworks Authority	5.25	7-1-2033	2,500,000	2,771,751
				5,004,332
Hawaii: 0.10%
Airport revenue: 0.10%
Hawaii Harbor System Series C	4.00	7-1-2035	635,000	765,719
Hawaii Harbor System Series C	4.00	7-1-2036	500,000	600,675
Hawaii Harbor System Series C	4.00	7-1-2037	600,000	718,199
				2,084,593
See accompanying notes to portfolio of investments

8  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Illinois: 16.37%
Airport revenue: 1.64%
Chicago IL Midway Airport Second Lien Refunding Bond Series B	4.00%	1-1-2035	$ 2,860,000	$ 3,131,591
Chicago IL O'Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2030	2,610,000	2,808,686
Chicago IL O'Hare International Airport Senior Lien (AGM Insured)	5.13	1-1-2031	3,335,000	3,587,669
Chicago IL O'Hare International Airport Senior Lien Series A	4.00	1-1-2038	1,000,000	1,158,107
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2030	8,025,000	9,270,425
Chicago IL O'Hare International Airport Senior Lien Series B	5.00	1-1-2036	1,530,000	1,877,446
Chicago IL O'Hare International Airport Senior Lien Series D	5.25	1-1-2032	8,755,000	9,419,735
Peoria IL Metropolitan Airport Authority Series D	5.00	12-1-2027	2,250,000	2,712,950
				33,966,609
Education revenue: 0.69%
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2026	450,000	543,657
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2031	400,000	504,557
Illinois Finance Authority Academic Facilities University of Illinois at Urbana-Champaign Project Series A	5.00	10-1-2039	700,000	854,583
Illinois Finance Authority Bradley University Project Series C	5.00	8-1-2032	2,500,000	2,887,083
Illinois Finance Authority North Park University Project (U.S. Bank NA LOC)ø	0.06	10-1-2029	1,315,000	1,315,000
Illinois Finance Authority University of Chicago Series 2021A	5.00	10-1-2033	2,000,000	2,696,320
Illinois Finance Authority Wesleyan University	5.00	9-1-2026	680,000	813,910
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2022	1,325,000	1,403,579
Northern Illinois University Board of Trustees Certificate of Participation (AGM Insured)	5.00	9-1-2024	1,000,000	1,144,769
University of Illinois Board of Trustees Auxiliary Facilities System Refunding Bonds	4.00	4-1-2030	2,000,000	2,116,904
				14,280,362
GO revenue: 3.90%
Bolingbrook, Will & Dupage Counties Refunding Bond Series A (AGM Insured)	5.00	1-1-2023	85,000	91,908
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured)¤	0.00	12-1-2025	3,380,000	3,154,206
Chicago IL Board of Education CAB School Reform Series B-1 (National Insured)¤	0.00	12-1-2026	4,030,000	3,665,278
Chicago IL Board of Education Series 2021A	5.00	12-1-2035	2,000,000	2,439,127
Chicago IL CAB Series C ¤	0.00	1-1-2023	2,500,000	2,432,863
Chicago IL Metropolitan Reclamation Series B	5.00	12-1-2025	2,500,000	2,579,973
Chicago IL Park District Series A	5.00	1-1-2036	2,250,000	2,301,071
Chicago IL Park District Series B (BAM Insured)	5.00	1-1-2029	2,000,000	2,174,377
Chicago IL Park District Series C	5.00	1-1-2022	1,615,000	1,665,951
Chicago IL Series A	5.00	1-1-2025	750,000	822,304
Chicago IL Series C	5.00	1-1-2026	6,300,000	7,284,351
Cook County IL Community College District #508	5.25	12-1-2025	1,665,000	1,839,317
Cook County IL Community College District #508	5.25	12-1-2027	1,295,000	1,427,714
Cook County IL Community College District #508	5.25	12-1-2028	1,250,000	1,376,722
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  9

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Cook County IL Community College District #508	5.25%	12-1-2030	$ 3,000,000	$ 3,294,837
Cook County IL Community College District #508	5.25	12-1-2031	3,200,000	3,508,799
Cook County IL Series 2021A	5.00	11-15-2032	2,400,000	3,105,374
Cook County IL Series 2021A	5.00	11-15-2033	2,300,000	2,960,740
Cook County IL Series A	5.00	11-15-2029	1,000,000	1,222,236
Cook County IL Series A	5.00	11-15-2034	1,300,000	1,571,919
Cook County IL Series A	5.25	11-15-2024	2,200,000	2,265,441
Cook County IL Series B	5.00	11-15-2023	600,000	672,239
Cook County IL Series C	5.00	11-15-2024	2,175,000	2,333,978
Cook County IL Series C	5.00	11-15-2025	2,450,000	2,629,289
Illinois (AGM Insured)	5.00	1-1-2023	2,450,000	2,454,627
Illinois (AGM Insured)	5.00	4-1-2026	5,000,000	5,545,028
Illinois Series A	5.00	4-1-2023	4,500,000	4,873,597
Illinois Series A (AGM Insured)	5.00	4-1-2024	2,500,000	2,699,148
McHenry & Kane Counties IL Community Consolidated School District #158	5.63	1-15-2031	2,000,000	2,086,047
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	4.00	12-1-2037	700,000	804,507
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2034	400,000	502,444
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2035	450,000	563,527
Sangamon, Logan & Menard Counties IL Williamsville Community Unit School District Series B (BAM Insured)	5.00	12-1-2036	500,000	623,966
Springfield IL	5.00	12-1-2023	570,000	630,419
Stephenson County IL School District #145 Prerefunded Series 2018A (AGM Insured)	5.00	2-1-2033	285,000	361,716
Stephenson County IL School District #145 Unrefunded Series 2018A (AGM Insured)	5.00	2-1-2033	1,265,000	1,575,401
Waukegan IL Series B (AGM Insured)	4.00	12-30-2024	1,030,000	1,144,646
				80,685,087
Health revenue: 0.20%
Illinois Finance Authority Ann & Robert H. Laurie Children's Hospital Project of Chicago	5.00	8-15-2034	1,000,000	1,235,301
Illinois Finance Authority Edward Elmhurst Healthcare Series A	5.00	1-1-2026	1,000,000	1,185,757
Illinois Finance Authority Health Services Facility Lease Bond	5.00	10-1-2032	520,000	663,036
Illinois Finance Authority Lutheran Life Communities Obligated Group Series A	5.00	11-1-2035	900,000	1,006,653
				4,090,747
Miscellaneous revenue: 0.71%
Illinois	5.00	7-1-2023	5,065,000	5,531,810
Illinois	5.00	8-1-2024	1,000,000	1,051,542
Illinois	5.50	7-1-2026	2,300,000	2,515,650
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2023	4,040,000	4,505,532
Peoria IL Public Building Commission Illinois School District Facilities Refunding Bond (BAM Insured)	5.00	12-1-2024	1,000,000	1,151,479
				14,756,013
Tax revenue: 6.88%
Chicago IL Sales Tax Refunding Bond	5.00	1-1-2027	3,000,000	3,503,069
See accompanying notes to portfolio of investments

10  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Chicago IL Sales Tax Refunding Bond	5.00%	1-1-2030	$ 2,075,000	$ 2,422,956
Chicago IL Sales Tax Securitization Bond Series A	5.00	1-1-2029	1,000,000	1,252,643
Chicago IL Sales Tax Securitization Bond Series C	5.00	1-1-2027	4,370,000	5,278,863
Chicago IL Sales Tax Securitization Bond Series C	5.25	1-1-2035	4,700,000	5,799,546
Chicago IL Transit Authority Sales Tax Receipts	5.25	12-1-2027	2,600,000	2,687,900
Cook County IL Sales Tax Bond Series 2017	5.00	11-15-2033	4,000,000	4,986,044
Cook County IL Sales Tax Bond Series 2018	5.25	11-15-2035	2,000,000	2,528,953
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2036	1,160,000	1,494,504
Cook County IL Sales Tax Bond Series 2021A	5.00	11-15-2037	1,625,000	2,083,280
Illinois	5.00	6-15-2023	16,150,000	17,453,303
Illinois Junior Obligation	5.00	6-15-2025	6,000,000	6,512,714
Illinois Regional Transportation Authority (National Insured)	6.50	7-1-2026	8,615,000	10,333,371
Illinois Sales Tax Revenue Build Illinois Bond	5.00	6-15-2029	1,000,000	1,006,427
Illinois Series A	5.00	1-1-2027	10,625,000	10,892,940
Illinois Sports Facilities Authority State Tax Supported Refunding Bond	5.00	6-15-2028	1,000,000	1,192,333
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.00	6-15-2028	2,500,000	2,787,568
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2030	4,000,000	4,465,960
Illinois Sports Facilities Authority State Tax Supported Refunding Bond (AGM Insured)	5.25	6-15-2032	3,000,000	3,336,547
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured)¤	0.00	12-15-2029	35,200,000	29,287,178
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series A (National Insured)¤	0.00	12-15-2030	12,800,000	10,290,824
Metropolitan Pier & Exposition Authority CAB McCormick Place Expansion Project Series B (National Insured)¤	0.00	6-15-2029	10,000,000	8,464,483
Metropolitan Pier & Exposition Authority McCormick Place Expansion Project Series B	5.00	12-15-2028	1,945,000	2,029,509
Southwestern Illinois Development Authority Local Government Program Collinsville Limited	5.00	3-1-2025	2,795,000	2,232,880
				142,323,795
Tobacco revenue: 0.17%
Railsplitter IL Tobacco Settlement Authority	5.00	6-1-2024	3,000,000	3,398,381
Transportation revenue: 0.16%
Illinois Toll Highway Authority Senior Bond Class A	5.00	1-1-2037	1,250,000	1,602,452
Illinois Toll Highway Authority Senior Bond Class A	5.00	1-1-2038	1,355,000	1,729,973
				3,332,425
Water & sewer revenue: 2.02%
Chicago IL Second Lien	5.00	11-1-2022	1,730,000	1,851,759
Chicago IL Second Lien	5.00	11-1-2023	1,515,000	1,627,908
Chicago IL Second Lien	5.00	11-1-2025	620,000	662,090
Chicago IL Second Lien	5.00	11-1-2026	2,000,000	2,137,027
Chicago IL Second Lien	5.00	11-1-2028	3,000,000	3,194,786
Chicago IL Second Lien	5.00	11-1-2029	1,490,000	1,586,818
Chicago IL Second Lien	5.00	11-1-2033	1,000,000	1,132,908
Chicago IL Second Lien (AGM Insured)	5.25	11-1-2033	2,000,000	2,514,935
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2023	2,335,000	2,412,204
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2024	2,000,000	2,072,871
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2027	2,670,000	2,993,404
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  11

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Chicago IL Waste Water Transmission Second Lien	5.00%	1-1-2028	$ 3,500,000	$ 3,622,191
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2029	4,700,000	4,860,512
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2032	1,000,000	1,111,566
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2033	1,000,000	1,111,566
Chicago IL Waste Water Transmission Second Lien	5.00	1-1-2034	1,000,000	1,111,566
Illinois Finance Authority Clean Water Initiative Revolving Fund Bond	5.25	7-1-2035	3,000,000	3,971,190
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2029	525,000	600,891
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2030	600,000	690,484
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2031	625,000	723,921
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2033	500,000	571,279
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2036	570,000	644,108
Sangamon IL Water Commission Refunding Bond (AGM Insured)	4.00	1-1-2037	525,000	590,931
				41,796,915
				338,630,334
Indiana: 1.31%
Airport revenue: 0.07%
Indianapolis IN Local Public Improvement Bond Bank Series I	5.00	1-1-2033	1,120,000	1,419,645
Health revenue: 0.12%
Knox County IN EDA Series A	5.00	4-1-2022	925,000	957,774
Knox County IN EDA Series A	5.00	4-1-2023	665,000	693,039
Knox County IN EDA Series A	5.00	4-1-2026	750,000	778,819
				2,429,632
Miscellaneous revenue: 0.81%
Dubois IN Greater Jasper School Building Corporation First Mortgage Bond	5.00	7-15-2029	1,625,000	2,070,331
Indiana Finance Authority Stadium Project Series A	5.25	2-1-2028	2,000,000	2,374,039
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2027	760,000	917,978
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2028	1,000,000	1,207,866
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2029	735,000	887,781
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2030	1,375,000	1,660,815
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2031	1,000,000	1,207,866
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2033	1,545,000	1,866,152
Indianapolis IN Local Public Improvement Bond Bank Series E	5.00	1-1-2034	2,000,000	2,415,731
See accompanying notes to portfolio of investments

12  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
North West Hendricks IN Multi-School Building Corporation Ad Valorem Mortgage Bond	4.00%	7-15-2031	$ 900,000	$ 1,063,349
North West Hendricks IN Multi-School Building Corporation Ad Valorem Mortgage Bond	4.00	7-15-2033	1,000,000	1,166,272
				16,838,180
Water & sewer revenue: 0.31%
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2030	2,315,000	2,667,163
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.00	10-1-2031	1,035,000	1,192,283
Indiana Finance Authority First Lien Wastewater Utility Clean Water Project Series A	5.25	10-1-2038	2,500,000	2,560,073
				6,419,519
				27,106,976
Iowa: 0.43%
GO revenue: 0.13%
Altoona IA Annual Appropriation Urban Renewal Refunding Bond	5.00	6-1-2027	2,310,000	2,785,123
Industrial development revenue: 0.12%
Iowa Finance Authority Midwestern EDA CJ Bio-America Incorporated Project (Korea Development Bank LOC)ø	0.10	4-1-2022	2,500,000	2,500,000
Utilities revenue: 0.18%
Iowa Gas Project Public Expenditure and Financial Accountability Incorporated	5.00	9-1-2049	3,000,000	3,615,692
				8,900,815
Kansas: 0.29%
Miscellaneous revenue: 0.14%
Kansas Development Finance Authority Agro-Defense Facility Series G	5.00	4-1-2030	2,650,000	2,886,127
Tax revenue: 0.05%
Wyandotte County & Kansas City KS Special Obligation Vacation Village Project Area 4 Major Multi-Sport Athletic Complex Project CAB Series 2015 144A¤	0.00	9-1-2034	3,350,000	1,021,610
Utilities revenue: 0.10%
Burlington KS Environmental Impact Series A ø	0.19	9-1-2035	2,000,000	2,000,000
				5,907,737
Kentucky: 2.47%
Transportation revenue: 0.43%
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2021	2,750,000	2,740,753
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2022	4,320,000	4,244,568
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  13

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue (continued)
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00%	7-1-2025	$ 1,020,000	$ 876,140
Kentucky Public Transportation Infrastructure Authority Downtown Crossing Project CAB Series B ¤	0.00	7-1-2029	1,400,000	1,113,745
				8,975,206
Utilities revenue: 2.04%
Kentucky Public Energy Authority Gas Supply Series A-1	4.00	12-1-2049	16,255,000	18,306,882
Kentucky Public Energy Authority Gas Supply Series B	4.00	1-1-2049	13,000,000	14,383,439
Kentucky Public Energy Authority Gas Supply Series C-1	4.00	2-1-2050	8,000,000	9,376,630
				42,066,951
				51,042,157
Louisiana: 2.18%
Airport revenue: 0.16%
New Orleans LA Aviation Board Consolidated Rental Car Project (AGM Insured)	5.00	1-1-2035	2,000,000	2,433,458
New Orleans LA Aviation Board North Terminal Project Series A	5.00	1-1-2033	750,000	895,488
				3,328,946
Education revenue: 0.28%
Louisiana Public Facilities Authority Loyola University Project CAB øø	0.00	10-1-2027	3,380,000	3,349,667
Louisiana Public Facilities Authority Loyola University Project CAB øø	0.00	10-1-2028	2,500,000	2,503,700
				5,853,367
Miscellaneous revenue: 0.91%
Lafayette LA Communications System (AGM Insured)	5.00	11-1-2025	1,500,000	1,791,781
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2024	1,000,000	950,000
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2025	600,000	570,000
Louisiana Public Facilities Authority Archdiocese of New Orleans Project	5.00	7-1-2026	500,000	475,000
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2026	2,000,000	2,379,747
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2027	2,700,000	3,226,149
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2028	2,405,000	2,873,662
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2029	2,695,000	3,220,175
Louisiana Unclaimed Property Special Bond 1-49 South Project	5.00	9-1-2030	2,700,000	3,226,149
				18,712,663
Tax revenue: 0.30%
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00	12-1-2031	1,000,000	1,253,112
See accompanying notes to portfolio of investments

14  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
Jefferson LA Sales Tax District Series B (AGM Insured)	5.00%	12-1-2032	$ 1,000,000	$ 1,249,728
St. Bernard Parish LA Sales Tax Refunding Bond	4.00	3-1-2023	3,405,000	3,614,634
				6,117,474
Transportation revenue: 0.17%
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2031	1,000,000	1,186,338
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2032	1,000,000	1,185,528
Greater New Orleans LA Expressway Commission Toll Subordinate Lien Bond (AGM Insured)	5.00	11-1-2033	1,000,000	1,184,797
				3,556,663
Water & sewer revenue: 0.36%
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2030	500,000	606,609
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2031	600,000	723,927
Greater Ouachita LA Waterworks and Sewer System Refunding Bond (BAM Insured)	4.00	9-1-2032	655,000	787,043
Louisiana Local Government Environmental Facilities & CDA East Baton Rouge Series A	5.00	2-1-2030	1,000,000	1,131,376
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2035	400,000	470,986
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2036	325,000	381,266
New Orleans LA Sewerage Service Series B (AGM Insured)	4.00	6-1-2037	335,000	391,564
New Orleans LA Sewerage Service Series B	5.00	6-1-2032	1,000,000	1,304,297
New Orleans LA Sewerage Service Series B	5.00	6-1-2033	695,000	900,548
New Orleans LA Sewerage Service Series B	5.00	6-1-2034	600,000	773,309
				7,470,925
				45,040,038
Maine: 0.53%
Education revenue: 0.29%
Maine Health and HEFAR University of New England Series A	5.00	7-1-2029	1,015,000	1,213,120
Maine Health and HEFAR University of New England Series A	5.00	7-1-2030	1,200,000	1,425,588
Maine Health and HEFAR University of New England Series A	5.00	7-1-2032	1,415,000	1,669,604
Maine Health and HEFAR University of New England Series A	5.00	7-1-2033	1,485,000	1,746,876
				6,055,188
Health revenue: 0.18%
Maine Health and HEFAR Series A	4.00	7-1-2036	800,000	944,543
Maine Health and HEFAR Series A	4.00	7-1-2037	1,150,000	1,352,877
Maine Health and HEFAR Series A	5.00	7-1-2035	1,000,000	1,289,456
				3,586,876
Transportation revenue: 0.06%
Maine Turnpike Authority Revenue Bond	5.00	7-1-2035	1,000,000	1,284,508
				10,926,572
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  15

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Maryland: 1.30%
Education revenue: 0.24%
Maryland Economic Development Corporation Salisbury University Project	5.00%	6-1-2027	$ 500,000	$ 521,554
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2035	470,000	535,557
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2037	450,000	508,701
Maryland HEFAR Stevenson University Series 2021A	4.00	6-1-2039	500,000	561,104
Westminster MD Educational Facilities McDaniel College	5.00	11-1-2026	2,450,000	2,874,627
				5,001,543
Miscellaneous revenue: 0.74%
Baltimore MD Public Schools Construction & Revitalization Program	5.00	5-1-2041	5,000,000	6,091,843
Maryland Series A	4.00	3-15-2034	5,000,000	6,104,081
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2028	1,215,000	1,559,588
Prince Georges County MD Upper Marlboro Courthouse Project Series A	5.00	5-1-2029	1,275,000	1,623,443
				15,378,955
Tax revenue: 0.08%
Howard County MD Downtown Columbia Project Series A 144A	4.00	2-15-2028	480,000	509,228
Howard County MD Downtown Columbia Project Series A 144A	4.13	2-15-2034	1,000,000	1,043,596
				1,552,824
Water & sewer revenue: 0.24%
Baltimore MD Mayor and City Council Project Series A	4.00	7-1-2038	870,000	1,045,609
Baltimore MD Mayor and City Council Project Series A	5.00	7-1-2029	575,000	755,928
Baltimore MD Mayor and City Council Project Series A	5.00	7-1-2031	500,000	665,751
Baltimore MD Mayor and City Council Project Series A	5.00	7-1-2033	500,000	660,008
Baltimore MD Mayor and City Council Project Series A	5.00	7-1-2035	500,000	655,747
Baltimore MD Mayor and City Council Project Series A	5.00	7-1-2036	845,000	1,104,170
				4,887,213
				26,820,535
Massachusetts: 1.44%
Education revenue: 0.03%
Massachusetts Development Finance Agency Lasell College	5.00	7-1-2021	620,000	622,569
GO revenue: 0.67%
Boston MA Series A	4.00	4-1-2031	1,500,000	1,760,523
Boston MA Series A	5.00	4-1-2026	5,790,000	6,817,030
Massachusetts Series B	5.00	7-1-2035	1,500,000	1,886,628
Massachusetts Series B	5.00	7-1-2036	2,700,000	3,385,292
				13,849,473
See accompanying notes to portfolio of investments

16  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue: 0.06%
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00%	10-1-2033	$ 525,000	$ 670,199
Massachusetts Development Finance Agency Wellforce Issue Series C (AGM Insured)	5.00	10-1-2034	500,000	636,150
				1,306,349
Miscellaneous revenue: 0.68%
Massachusetts Consolidated Loan Series I	5.00	12-1-2030	2,570,000	3,152,816
Massachusetts Series D	4.00	11-1-2036	5,500,000	6,679,051
Massachusetts Series D	4.00	11-1-2037	3,500,000	4,235,560
				14,067,427
				29,845,818
Michigan: 2.59%
Airport revenue: 0.08%
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2032	800,000	968,336
Wayne County MI Airport Authority Detroit Metropolitan Bond Series A	5.00	12-1-2034	600,000	726,519
				1,694,855
Education revenue: 0.35%
Flint MI International Academy Public School	5.38	10-1-2022	985,000	986,821
Flint MI International Academy Public School	5.50	10-1-2027	1,985,000	1,987,791
Michigan State University Board of Trustees	5.00	2-15-2036	1,325,000	1,666,079
Western Michigan University Board of Trustees	5.25	11-15-2027	600,000	678,365
Western Michigan University Board of Trustees	5.25	11-15-2029	1,000,000	1,130,608
Western Michigan University Board of Trustees (AGM Insured)	5.25	11-15-2033	750,000	847,956
				7,297,620
GO revenue: 0.39%
Kent County MI Limited Tax Capital Improvement Bond	5.00	6-1-2030	1,040,000	1,265,860
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2025	2,040,000	2,328,765
Pinckney MI Community School District (Qualified School Board Loan Fund Insured)	5.00	5-1-2026	2,505,000	2,857,104
Southfield MI 2015 Street Improvement	4.00	5-1-2025	1,490,000	1,687,417
				8,139,146
Health revenue: 0.24%
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2023	400,000	430,288
Michigan Finance Authority Sparrow Obligated Group	5.00	11-15-2026	800,000	859,362
Michigan Finance Authority Trinity Health Credit Group Series MI-2	4.00	12-1-2035	3,000,000	3,554,676
				4,844,326
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  17

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue: 0.36%
Michigan Finance Authority Local Government Loan Program Series F	4.00%	10-1-2024	$ 3,000,000	$ 3,132,739
Michigan Strategic Fund Limited Obligation Cadillac Place Office Building Project	5.25	10-15-2025	4,165,000	4,274,835
				7,407,574
Water & sewer revenue: 1.17%
Great Lakes MI Water Authority Sewage Disposal System Series C	5.00	7-1-2030	3,350,000	4,029,684
Michigan Finance Authority Local Government Loan Program Series D (National Insured)	5.00	7-1-2025	1,000,000	1,147,633
Michigan Finance Authority Local Government Loan Program Series D	5.00	7-1-2030	12,000,000	13,675,656
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2035	2,750,000	3,122,606
Michigan Finance Authority Local Government Loan Program Series D (AGM Insured)	5.00	7-1-2037	2,000,000	2,266,167
				24,241,746
				53,625,267
Mississippi: 0.90%
Health revenue: 0.18%
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2037	1,000,000	1,238,648
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2038	1,000,000	1,235,209
Mississippi Hospital Equipment & Facilities Authority North Mississippi Health Services Series IV	5.00	10-1-2039	1,000,000	1,232,177
				3,706,034
Miscellaneous revenue: 0.51%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project Series A (AGM Insured)	5.00	9-1-2030	9,895,000	10,468,542
Water & sewer revenue: 0.21%
Mississippi Development Bank Special Obligation Jackson Water & Sewer System Project (AGM Insured)	6.00	12-1-2023	1,145,000	1,303,135
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2026	525,000	608,190
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2027	435,000	502,778
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2034	750,000	853,664
West Rankin MS Utility Authority Series 2018 (AGM Insured)	5.00	1-1-2035	1,000,000	1,136,751
				4,404,518
				18,579,094
Missouri: 0.66%
Education revenue: 0.14%
Missouri HEFA Webster University Project	5.00	4-1-2027	2,450,000	2,865,911
See accompanying notes to portfolio of investments

18  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 0.04%
Belton MO School District #124 Missouri Direct Deposit Program Project	5.00%	3-1-2026	$ 750,000	$ 908,690
Health revenue: 0.17%
RBC Municipal Products Incorporated (Royal Bank of Canada LOC, Royal Bank of Canada LIQ)144Aø	0.10	9-1-2039	3,500,000	3,500,000
Miscellaneous revenue: 0.31%
Kansas City MO Municipal Assistance Corporation CAB Series B-1 (Ambac Insured)¤	0.00	4-15-2022	3,640,000	3,631,835
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2032	1,500,000	1,676,149
Poplar Bluff MO School District (AGM Insured)	5.00	3-1-2034	1,000,000	1,116,201
				6,424,185
				13,698,786
Nebraska: 0.24%
Health revenue: 0.07%
Douglas County NE Hospital Authority Children's Hospital Obligated Group Series A	4.00	11-15-2038	1,200,000	1,416,759
Utilities revenue: 0.17%
Nebraska Central Plains Energy Gas Project #3	5.00	9-1-2027	1,290,000	1,369,694
Nebraska Central Plains Energy Gas Project #4	5.00	3-1-2050	2,000,000	2,227,854
				3,597,548
				5,014,307
Nevada: 1.39%
GO revenue: 1.35%
Clark County NV Refunding Bond	5.00	6-1-2030	3,955,000	4,858,804
Clark County NV Refunding Bond Series B	5.00	11-1-2028	5,000,000	6,098,225
Clark County NV School District Building Bond Series A (AGM Insured)	4.00	6-15-2034	6,790,000	7,778,541
Clark County NV Stadium Improvement Bond Series A	5.00	6-1-2032	1,615,000	2,019,470
Clark County NV Water Reclamation District	5.00	7-1-2027	4,155,000	4,909,349
Las Vegas NV Series A	5.00	5-1-2031	1,985,000	2,249,650
				27,914,039
Miscellaneous revenue: 0.04%
Las Vegas NV Special Improvement District #607	4.00	6-1-2021	590,000	592,324
Las Vegas NV Special Improvement District #607	4.25	6-1-2024	200,000	214,862
				807,186
				28,721,225
New Hampshire: 0.16%
Housing revenue: 0.16%
New Hampshire HFA SFMR Acquisition Series E & F	4.80	7-1-2028	545,000	549,495
New Hampshire National Finance Authority Municipal Certificates Series A	4.13	1-20-2034	2,461,239	2,852,455
				3,401,950
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  19

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Jersey: 2.99%
Airport revenue: 0.24%
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00%	1-1-2028	$ 2,130,000	$ 2,478,808
South Jersey NJ Port Corporation Marine Terminal Refunding Bond Series S	5.00	1-1-2029	2,200,000	2,550,202
				5,029,010
GO revenue: 0.26%
Trenton City NJ (BAM Insured)	5.00	12-1-2024	1,775,000	2,055,015
Trenton City NJ (BAM Insured)	5.00	12-1-2025	1,860,000	2,221,872
Trenton City NJ (BAM Insured)	5.00	12-1-2026	1,000,000	1,188,997
				5,465,884
Miscellaneous revenue: 1.09%
Camden County NJ Improvement Authority Capital Program	4.00	1-15-2034	550,000	652,753
Camden County NJ Improvement Authority Capital Program	4.00	1-15-2036	500,000	589,823
Camden County NJ Improvement Authority Capital Program	4.00	1-15-2037	525,000	617,069
New Jersey EDA Motor Vehicle Surcharge Revenue Refunding Bonds Series A	3.13	7-1-2029	445,000	448,825
New Jersey EDA Motor Vehicle Surcharges Series A	5.00	7-1-2033	2,500,000	2,894,519
New Jersey EDA School Facilities Construction Refunding Bond Series NN	5.00	3-1-2026	9,830,000	10,618,669
New Jersey Educational Facilities Authority	5.00	6-15-2026	3,015,000	3,411,870
New Jersey Sports & Exposition Authority (National Insured)	5.50	3-1-2022	1,755,000	1,839,108
New Jersey Tender Option Bond Trust Receipts/Floater Certificates Series 2016-XM0226 (BHAC/National Insured, Bank of America NA LIQ)144Aø	0.09	7-1-2026	1,500,000	1,500,000
				22,572,636
Tax revenue: 0.81%
New Jersey EDA Unrefunded Bond Motor Vehicle Surcharges Series A (National Insured)	5.25	7-1-2026	2,320,000	2,818,576
New Jersey Garden State Preservation Trust Open & Farmland Series A (AGM Insured)	5.75	11-1-2028	5,000,000	6,183,975
New Jersey TTFA Series AA	4.00	6-15-2038	1,000,000	1,135,978
New Jersey TTFA Series AA	5.00	6-15-2036	2,000,000	2,490,344
New Jersey TTFA Series AA	5.00	6-15-2038	3,250,000	4,019,576
				16,648,449
Transportation revenue: 0.59%
New Jersey TTFA CAB Series A ¤	0.00	12-15-2030	2,000,000	1,614,119
New Jersey TTFA CAB Transportation System Series C (Ambac Insured)¤	0.00	12-15-2026	3,500,000	3,256,689
New Jersey TTFA Series A	5.00	12-15-2036	2,000,000	2,421,706
New Jersey TTFA Series A	5.25	6-15-2025	2,000,000	2,018,231
New Jersey TTFA Series C	5.25	6-15-2032	2,500,000	2,863,456
				12,174,201
				61,890,180
See accompanying notes to portfolio of investments

20  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
New Mexico: 0.93%
GO revenue: 0.14%
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00%	8-1-2026	$ 1,205,000	$ 1,475,674
Albuquerque, Bernalillo & Sandoval Counties NM Municipal School District #12	5.00	8-1-2034	1,150,000	1,438,825
				2,914,499
Housing revenue: 0.02%
New Mexico Mortgage Finance Authority SFMR Class I Series A (GNMA/FNMA/FHLMC Insured)	4.63	9-1-2025	140,000	140,362
New Mexico Mortgage Finance Authority SFMR Class I Series B (GNMA/FNMA/FHLMC Insured)	5.00	3-1-2028	180,000	180,467
				320,829
Miscellaneous revenue: 0.57%
Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2028	9,265,000	10,651,033
Clayton NM Jail Project Improvement & Refunding Bond (National Insured)	5.00	11-1-2029	1,000,000	1,144,989
				11,796,022
Utilities revenue: 0.14%
New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue Refunding Bonds and Acquisition Subordinated Series A (Royal Bank of Canada LIQ)	5.00	11-1-2039	2,570,000	2,999,784
Water & sewer revenue: 0.06%
Albuquerque & Bernalillo Counties NM Water Utility Authority Series B	5.00	7-1-2024	1,000,000	1,147,284
				19,178,418
New York: 11.65%
Airport revenue: 0.55%
New York & New Jersey Port Authority	4.00	7-15-2036	1,000,000	1,182,128
New York & New Jersey Port Authority	4.00	7-15-2037	3,250,000	3,822,065
New York & New Jersey Port Authority	5.00	7-15-2034	5,000,000	6,455,165
				11,459,358
Education revenue: 1.04%
Albany NY IDA Foundation State University Project Series A ø	0.18	7-1-2032	2,400,000	2,400,000
Dutchess County NY Local Development Corporation The Culinary Institute of America Project Series A-1	5.00	7-1-2027	335,000	386,757
Hempstead NY Local Development Corporation The Academy Charter School Project Series A	6.24	2-1-2047	1,750,000	1,972,012
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.53	2-1-2040	2,725,000	3,071,055
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series A	5.89	2-1-2032	2,745,000	3,120,214
Hempstead Town NY Local Development Corporation The Academy Charter School Project Series B	5.57	2-1-2041	4,140,000	4,664,835
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2022	790,000	817,430
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  21

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00%	1-15-2023	$ 645,000	$ 695,583
Monroe County NY Industrial Development Monroe Community College Project Series A (AGM Insured)	5.00	1-15-2024	905,000	1,014,424
Niagara NY Area Development Corporation	5.00	5-1-2022	1,350,000	1,411,894
Westchester County NY Local Development Pace University Series B ø	0.30	5-1-2044	1,910,000	1,910,000
				21,464,204
GO revenue: 0.68%
Hempstead Town Nassau County NY Public Improvement Series A	4.00	6-15-2028	5,000,000	5,816,692
New York NY Series B	5.00	12-1-2032	2,000,000	2,439,488
New York NY Series C	5.00	8-1-2031	5,000,000	5,811,048
				14,067,228
Industrial development revenue: 0.22%
Monroe County NY IDAG Continuing Development Services Project (Citizens Bank LOC)ø	0.20	7-1-2027	805,000	805,000
New York Liberty Development Corporation Refunding Bonds	2.80	9-15-2069	1,000,000	988,180
New York NY Transportation Development John F. Kennedy International Airport Project Series C	5.00	12-1-2029	1,160,000	1,454,003
New York NY Transportation Development John F. Kennedy International Airport Project Series C	5.00	12-1-2030	1,000,000	1,269,189
				4,516,372
Miscellaneous revenue: 0.39%
New York Dormitory Authority Series D	5.00	10-1-2031	2,005,000	2,449,464
New York NY IDA Refunding Bond Series 2021A (AGM Insured)	5.00	1-1-2027	1,000,000	1,231,666
New York NY IDA Refunding Bond Series 2021A (AGM Insured)	5.00	1-1-2028	1,000,000	1,256,753
New York NY Transitional Finance Authority Building Aid Bond Series S-1	5.00	7-15-2032	2,530,000	3,122,190
				8,060,073
Tax revenue: 4.04%
Metropolitan Transportation Authority Series A	5.00	11-15-2024	6,010,000	6,452,889
New York Convention Center Development Corporation	5.00	11-15-2028	8,000,000	9,254,600
New York Dormitory Authority Series A	5.00	3-15-2028	5,000,000	5,837,085
New York Dormitory Authority Series A	5.00	2-15-2031	3,000,000	3,649,597
New York Dormitory Authority Series B (Ambac Insured)	5.50	3-15-2025	3,885,000	4,633,615
New York Dormitory Authority Series D	4.00	2-15-2037	5,000,000	5,798,379
New York Dormitory Authority Series D	4.00	2-15-2039	5,000,000	5,754,989
New York Dormitory Authority Series E	5.00	3-15-2035	15,000,000	18,731,004
New York NY Transitional Finance Authority Series B	5.00	8-1-2027	1,145,000	1,314,173
New York NY Transitional Finance Authority Series C	5.00	11-1-2027	5,000,000	5,876,104
New York NY Transitional Finance Authority Subordinate Bond Series B-1	5.00	11-1-2028	1,000,000	1,192,031
New York NY Transitional Finance Authority Subordinate Bond Series F-1	4.00	11-1-2036	1,000,000	1,188,740
New York Urban Development Corporation Personal income Tax Series A	5.00	3-15-2032	5,000,000	5,994,918
See accompanying notes to portfolio of investments

22  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue (continued)
New York Urban Development Corporation Personal Income Tax Series A	5.00%	3-15-2031	$ 3,815,000	$ 4,313,165
New York Urban Development Corporation Personal income Tax Series C	4.00	3-15-2037	3,000,000	3,509,438
				83,500,727
Tobacco revenue: 0.04%
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	4.00	6-1-2022	420,000	429,977
Suffolk NY Tobacco Asset Securitization Corporation Tobacco Settlement Series B	5.00	6-1-2023	500,000	517,445
				947,422
Transportation revenue: 4.26%
Metropolitan Transportation Authority Series A	5.00	11-15-2027	12,640,000	15,350,058
Metropolitan Transportation Authority Series B	5.00	11-15-2033	2,175,000	2,559,826
Metropolitan Transportation Authority Series D	5.00	11-15-2027	2,000,000	2,203,926
Metropolitan Transportation Authority Series D	5.00	11-15-2030	2,010,000	2,329,073
Metropolitan Transportation Authority Series D	5.00	11-15-2031	3,415,000	4,037,575
Metropolitan Transportation Authority Series F	5.00	11-15-2028	2,450,000	2,596,234
New York Metropolitan Transportation Authority Series A	5.00	11-15-2030	4,010,000	4,241,108
New York Metropolitan Transportation Authority Series C	5.25	11-15-2031	11,540,000	13,470,801
New York Metropolitan Transportation Authority Subordinate Bond Series D1	5.00	9-1-2022	4,000,000	4,238,870
Triborough NY Bridge & Tunnel Authority Subordinated Bond series B2 (State Street Bank & Trust Company LOC)ø	0.06	1-1-2032	17,500,000	17,500,000
Triborough NY Bridges & Tunnels Authority Series B	5.00	11-15-2030	6,030,000	8,047,613
Triborough NY Bridges & Tunnels Authority Series C	5.00	11-15-2034	4,165,000	5,233,335
Triborough NY Bridges & Tunnels Authority Series C	5.00	11-15-2035	5,015,000	6,276,150
				88,084,569
Utilities revenue: 0.07%
New York Utility Debt Securitization Authority	5.00	12-15-2032	1,250,000	1,403,465
Water & sewer revenue: 0.36%
New York NY Municipal Water Finance Authority Series GG	5.00	6-15-2029	1,295,000	1,524,971
New York NY Municipal Water Finance Authority Series HH	5.00	6-15-2037	4,000,000	4,681,374
Western Nassau NY Water Authority Series A	5.00	4-1-2027	385,000	449,904
Western Nassau NY Water Authority Series A	5.00	4-1-2028	300,000	348,261
Western Nassau NY Water Authority Series B	5.00	4-1-2024	430,000	488,016
				7,492,526
				240,995,944
North Carolina: 0.14%
Miscellaneous revenue: 0.14%
North Carolina Grant Anticipation Vehicle Bond	5.00	3-1-2029	2,470,000	2,842,554
Onslow County NC Limited Obligation Series A	4.00	6-1-2022	90,000	94,010
				2,936,564
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  23

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Ohio: 1.68%
Education revenue: 0.22%
Ohio HEFAR Xavier University Project	5.00%	5-1-2029	$ 1,080,000	$ 1,383,426
Ohio HEFAR Xavier University Project	5.00	5-1-2031	2,400,000	3,091,358
				4,474,784
GO revenue: 0.10%
Columbus OH Various Purposes Series 2	5.00	7-1-2026	1,775,000	2,185,082
Health revenue: 0.07%
Hamilton OH Hospital Facilities UC Health	5.00	9-15-2035	1,100,000	1,381,903
Miscellaneous revenue: 0.56%
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2024	4,815,000	5,591,034
Cincinnati OH City School District Improvement Project Certificate of Participation	5.00	12-15-2025	2,095,000	2,427,646
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2025	500,000	593,995
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2026	600,000	708,580
Clermont County OH Port Authority West Clermont Local School District Project (BAM Insured)	5.00	12-1-2028	1,250,000	1,472,465
RiverSouth OH Lazarus Building Redevelopment Series A	5.75	12-1-2027	700,000	700,921
				11,494,641
Tax revenue: 0.15%
Cleveland OH Subordinate Lien Income Tax Refunding Bond Series B-1	5.00	10-1-2030	2,500,000	3,093,751
Tobacco revenue: 0.12%
Buckeye OH Tobacco Settlement Financing Authority Refunding Bond	4.00	6-1-2038	2,100,000	2,422,975
Transportation revenue: 0.05%
Ohio Turnpike Commission Junior Lien Infrastructure Projects Series A-1	5.25	2-15-2029	1,000,000	1,087,142
Utilities revenue: 0.35%
Cleveland OH Public Power System Refunding Bond (AGM Insured)	5.00	11-15-2033	625,000	771,977
Hamilton OH Electric System Improvement and Refunding Bond (BAM Insured)	4.00	10-1-2034	710,000	833,257
Hamilton OH Electric System Improvement and Refunding Bond (BAM Insured)	4.00	10-1-2035	1,000,000	1,170,206
Lancaster OH Port Authority Gas Supply (Royal Bank of Canada LIQ)	5.00	8-1-2049	3,000,000	3,477,681
Ohio Air Quality Development Authority Ohio Valley Electric Corporation Project Series A	3.25	9-1-2029	1,000,000	1,060,387
				7,313,508
Water & sewer revenue: 0.06%
Ohio Water Development Authority Pollution Control Series A	5.00	12-1-2031	1,000,000	1,232,021
				34,685,807
See accompanying notes to portfolio of investments

24  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oklahoma: 2.37%
Education revenue: 0.04%
Oklahoma Agricultural and Mechanical Colleges Refunding Bond Series A	4.00%	9-1-2036	$ 750,000	$ 890,737
Miscellaneous revenue: 1.89%
Cache OK Educational Facilities Authority Cache Public Schools Project Series A	5.00	9-1-2025	3,055,000	3,602,558
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2027	2,000,000	2,436,381
Canadian County OK Education Facilities Authority Mustang Public Schools Project	5.00	9-1-2028	2,180,000	2,647,691
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2026	1,000,000	1,212,384
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2027	1,000,000	1,222,283
Carter County OK Public Facilities Authority Educational Facilities Plainview Public School Project	5.00	12-1-2028	1,285,000	1,566,523
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2027	700,000	858,672
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2028	400,000	496,448
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2029	250,000	308,914
Cleveland County OK Educational Facilities Authority Noble Public Schools Project	5.00	9-1-2031	675,000	827,642
Comanche County OK Educational Facilities Authority Elgin Public Schools Project Series A	5.00	12-1-2032	1,600,000	1,970,686
Cushing OK Educational Facilities Authority	5.00	9-1-2022	2,210,000	2,347,819
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2026	1,230,000	1,440,584
Dewey County OK Educational Facilities Authority Seiling Public Schools Project	5.00	9-1-2027	1,240,000	1,503,979
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2026	1,000,000	1,180,314
Garvin County OK Educational Facilities Authority Lindsay Public Schools Project	5.00	9-1-2027	1,245,000	1,464,975
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2023	1,000,000	1,108,830
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2025	500,000	591,044
Grady County OK Educational Facilities Tuttle Public Schools Project	5.00	9-1-2028	1,160,000	1,351,730
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2029	3,000,000	3,504,895
Muskogee OK Industrial Trust Educational Facilities	4.00	9-1-2032	3,000,000	3,411,215
Muskogee OK Industrial Trust Educational Facilities	5.00	9-1-2022	1,000,000	1,060,468
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2030	500,000	643,404
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2031	520,000	665,458
Oklahoma Development Finance Authority State System of Higher Education Series B	5.00	6-1-2032	550,000	701,591
Tulsa County OK Industrial Authority Educational Facilities Glenpool Public Schools Project Series A	5.00	9-1-2025	880,000	1,038,144
				39,164,632
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  25

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue: 0.23%
Oklahoma City OK Public Property Authority	5.00%	10-1-2026	$ 1,495,000	$ 1,784,149
Oklahoma City OK Public Property Authority	5.00	10-1-2027	1,140,000	1,356,185
Oklahoma City OK Public Property Authority	5.00	10-1-2028	1,265,000	1,501,071
				4,641,405
Utilities revenue: 0.18%
Claremore OK Public Works Authority	4.00	6-1-2022	2,595,000	2,709,992
Claremore OK Public Works Authority	4.00	6-1-2023	1,010,000	1,054,756
				3,764,748
Water & sewer revenue: 0.03%
McGee Creek OK Authority (National Insured)	6.00	1-1-2023	485,000	517,377
				48,978,899
Oregon: 0.71%
Airport revenue: 0.13%
Portland International Airport Refunding Bond Series 26A	4.00	7-1-2037	565,000	656,878
Portland International Airport Refunding Bond Series 26A	5.00	7-1-2033	400,000	512,380
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2033	530,000	678,904
Portland International Airport Refunding Bond Series 26B	5.00	7-1-2037	705,000	889,507
				2,737,669
GO revenue: 0.40%
Benton & Linn Counties OR Corvallis School District Series B (AGM Insured)	5.00	6-15-2031	5,110,000	6,478,228
Washington & Multnomah Counties OR Beaverton School District Series D (AGM Insured)	5.00	6-15-2035	1,500,000	1,839,008
				8,317,236
Health revenue: 0.18%
Oregon Facilities Authority Asante Project Series A	5.00	8-15-2037	1,400,000	1,789,503
Oregon Facilities Authority Samaritan Health Services Project Series A	5.00	10-1-2026	1,500,000	1,812,192
				3,601,695
				14,656,600
Pennsylvania: 10.46%
Airport revenue: 0.05%
Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2028	315,000	386,524
Philadelphia PA Airport Refunding Bond Series A	5.00	7-1-2031	450,000	543,800
				930,324
Education revenue: 1.01%
Chester County PA IDA Collegium Charter School Project Series A	5.00	10-15-2027	1,500,000	1,672,603
Lycoming County PA Authority Pennsylvania College of Technology	5.50	7-1-2026	4,000,000	4,046,603
Northampton County PA General Purpose Authority College Refunding Bond	5.00	11-1-2027	1,000,000	1,248,608
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00	3-1-2026	885,000	980,059
See accompanying notes to portfolio of investments

26  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue (continued)
Northeastern Pennsylvania Hospital & Education Authority Series A	5.00%	3-1-2028	$ 660,000	$ 723,251
Pennsylvania HEFAR Series AR	5.00	6-15-2025	1,000,000	1,178,493
Pennsylvania HEFAR Series AS	5.00	6-15-2027	2,190,000	2,638,137
Pennsylvania HEFAR Series LL1	5.00	11-1-2022	1,310,000	1,359,748
Pennsylvania Public School Building Authority	5.00	6-15-2025	2,265,000	2,626,451
Philadelphia PA IDA	5.88	6-15-2022	510,000	525,686
Philadelphia PA IDA	6.13	6-15-2023	645,000	683,352
Philadelphia PA IDA	7.00	5-1-2026	740,000	743,045
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	6.25	5-1-2021	65,000	65,228
Philadelphia PA Public School Building Authority (BAM Insured)	5.00	6-15-2026	2,000,000	2,345,938
				20,837,202
GO revenue: 4.08%
Allegheny County PA Moon Area School District Series A	5.00	11-15-2024	3,425,000	3,939,730
Allegheny County PA Series 72	5.25	12-1-2033	4,045,000	4,586,895
Beaver County PA (BAM Insured)	4.00	4-15-2029	1,670,000	1,943,344
Central Dauphin PA School District	5.00	2-1-2030	1,110,000	1,348,963
Johnstown PA School District (AGM Insured)	5.00	8-1-2024	2,730,000	2,772,722
Norristown PA Area School District Montgomery County Series 2018 (BAM Insured)	5.00	9-1-2035	2,035,000	2,465,402
Philadelphia PA (AGM Insured)	5.00	8-1-2025	7,000,000	8,302,739
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2028	5,000,000	6,063,373
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2029	5,000,000	6,042,843
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2031	1,240,000	1,496,449
Philadelphia PA School District Refunding Bond Series F	5.00	9-1-2032	1,000,000	1,205,646
Philadelphia PA School District Series A	5.00	9-1-2032	2,300,000	2,947,188
Philadelphia PA School District Series C	5.00	9-1-2033	6,180,000	7,876,715
Philadelphia PA Series A	5.00	8-1-2024	1,000,000	1,145,609
Philadelphia PA Series A	5.00	7-15-2026	3,000,000	3,373,368
Philadelphia PA Series A	5.00	8-1-2027	1,685,000	2,102,853
Philadelphia PA Series A	5.00	8-1-2033	2,020,000	2,483,868
Philadelphia PA Series A	5.25	7-15-2028	2,590,000	2,920,965
Philadelphia PA Series A	5.25	7-15-2029	4,410,000	4,968,317
Philadelphia PA Series A	5.25	7-15-2032	4,380,000	4,934,519
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,000,000	1,153,381
Pittsburgh PA Series A	5.00	9-1-2023	3,810,000	4,071,589
Reading Berks PA Series A (BAM Insured)	5.00	11-1-2026	1,000,000	1,194,439
Reading PA School District (AGM Insured)	5.00	3-1-2037	2,000,000	2,409,943
Reading PA School District (AGM Insured)	5.00	3-1-2038	1,735,000	2,086,331
Scranton Lackawanna County PA School District Bond Series A (BAM Insured)	5.00	6-1-2037	500,000	607,158
				84,444,349
Health revenue: 1.12%
Allegheny County PA Hospital Development Authority Series A	4.00	7-15-2037	2,000,000	2,337,024
Allegheny County PA Hospital Development Authority Series A	5.00	7-15-2031	3,750,000	4,825,005
Allegheny County PA Hospital Development Authority Series B (National Insured)	6.00	7-1-2025	2,605,000	3,197,723
Allegheny County PA Hospital Development Authority University of Pittsburgh Medical Center Series A	5.00	7-15-2025	155,000	184,017
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  27

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00%	1-1-2025	$ 170,000	$ 197,819
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2025	1,170,000	1,316,507
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	155,000	180,364
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2026	1,215,000	1,362,904
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	150,000	174,546
Cumberland PA Municipal Authority Diakon Lutheran Social Ministries Project	5.00	1-1-2027	1,075,000	1,203,370
Montgomery County PA HEFA Thomas Jefferson University	4.00	9-1-2037	1,000,000	1,148,650
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2031	1,000,000	1,301,651
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2034	1,650,000	2,116,286
Pennsylvania EDFA University of Pittsburgh Medical Center Series A	5.00	4-15-2035	1,450,000	1,856,596
Pennsylvania Tender Option Bond Trust Receipts/Floater Certificates Series 2020-XM0876 (Royal Bank of Canada LIQ)144Aø	0.08	8-15-2027	1,750,000	1,750,000
				23,152,462
Miscellaneous revenue: 1.84%
Delaware County PA Vocational & Technical School Authority (BAM Insured)	5.25	11-1-2033	2,000,000	2,233,336
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2028	435,000	542,268
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2029	480,000	598,018
Pennsylvania Certificate of Participation Municipal Real Estate Payment Series A	5.00	7-1-2030	375,000	465,248
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2023	1,900,000	2,109,060
Pennsylvania Certificate of Participation Retained Basic Lease Payment (AGM Insured)	5.00	11-1-2024	1,660,000	1,904,681
Pennsylvania Public School Building Authority	5.00	4-1-2029	1,000,000	1,048,419
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	1,990,000	2,482,006
Pennsylvania Public School Building Authority Series A (AGM Insured)	5.00	12-1-2028	480,000	594,250
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2024	625,000	713,837
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2024	625,000	728,730
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2025	340,000	390,573
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2025	910,000	1,061,030
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2026	605,000	705,410
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2026	645,000	736,930
See accompanying notes to portfolio of investments

28  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00%	12-1-2027	$ 360,000	$ 409,640
Pennsylvania Public School Building Authority Series B (BAM Insured)	5.00	12-1-2027	650,000	757,879
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	12-1-2028	3,020,000	3,691,070
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	6-1-2029	2,000,000	2,528,481
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	12-1-2033	920,000	1,138,979
Pennsylvania Public School Building Authority Series B (AGM Insured)	5.00	12-1-2033	3,505,000	4,253,693
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2031	3,630,000	4,400,384
Philadelphia PA Municipal Authority Juvenile Justice Services Center	5.00	4-1-2034	1,800,000	2,169,765
Southeastern Pennsylvania Transportation Authority	5.00	3-1-2028	725,000	911,864
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2027	800,000	912,491
York County PA School of Technology Authority Series B (BAM Insured)	5.00	2-15-2029	500,000	568,875
				38,056,917
Resource recovery revenue: 0.31%
Lancaster County PA Solid Waste Management Authority Series A	5.25	12-15-2028	5,665,000	6,401,681
Tobacco revenue: 0.30%
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2027	2,500,000	3,092,622
Commonwealth Financing Authority Tobacco Master Settlement Payment	5.00	6-1-2028	2,500,000	3,153,581
				6,246,203
Transportation revenue: 1.18%
Pennsylvania State Turnpike Commission (TD Bank NA LOC)ø	0.04	12-1-2039	3,000,000	3,000,000
Pennsylvania Turnpike Commission Refunding Bond	5.00	6-1-2027	1,000,000	1,230,339
Pennsylvania Turnpike Commission Refunding Bond	5.00	12-1-2033	3,780,000	4,363,658
Pennsylvania Turnpike Commission Refunding Bond (AGM Insured)	6.00	12-1-2030	4,220,000	5,514,908
Pennsylvania Turnpike Commission Subordinate Bond Series B	5.00	6-1-2031	5,000,000	6,053,398
Pennsylvania Turnpike Commission Subordinate Bond Series C (AGM Insured)	6.25	6-1-2033	1,350,000	1,700,896
Pennsylvania Turnpike Commission Subordinate Bond Series E	6.38	12-1-2038	2,000,000	2,631,179
				24,494,378
Water & sewer revenue: 0.57%
Pennsylvania Capital Region Water System Series of 2017	5.00	7-15-2030	1,180,000	1,467,033
Pennsylvania Capital Region Water System Series of 2018	5.00	7-15-2030	1,500,000	1,889,719
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2027	1,535,000	1,937,734
Philadelphia PA Water and Wastewater Bond Series B	5.00	11-1-2033	1,760,000	2,190,426
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	4.00	9-1-2035	575,000	695,473
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  29

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00%	9-1-2031	$ 670,000	$ 877,177
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2032	910,000	1,186,148
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2033	675,000	875,360
Pittsburgh PA Water and Sewer Authority First Lien Series B (AGM Insured)	5.00	9-1-2034	500,000	646,164
				11,765,234
				216,328,750
South Carolina: 0.59%
Education revenue: 0.36%
South Carolina Education Assistance Authority Student Loan Series I	5.00	10-1-2024	710,000	710,254
South Carolina Jobs EDA Furman University Project	5.00	10-1-2028	700,000	816,136
South Carolina Jobs EDA Furman University Project	5.00	10-1-2030	1,885,000	2,190,085
South Carolina Jobs EDA Furman University Project	5.00	10-1-2031	2,155,000	2,504,375
South Carolina Jobs EDA York Preparatory Academy Project Series A	7.00	11-1-2033	1,090,000	1,214,310
				7,435,160
Health revenue: 0.02%
South Carolina Jobs EDA Prisma Health Obligated Group Series C ø	0.16	5-1-2048	275,000	275,000
Miscellaneous revenue: 0.21%
Laurens County SC Education Assistance for District #55	5.00	12-1-2022	1,250,000	1,348,465
Laurens County SC Education Assistance for District #55	5.00	12-1-2025	1,000,000	1,192,025
Scago SC Educational Facilities Corporation for Sumter County School District #17	5.00	12-1-2022	1,720,000	1,840,032
				4,380,522
				12,090,682
South Dakota: 0.05%
Housing revenue: 0.05%
South Dakota Housing Development Authority Homeownership Series D (FHLB SPA)ø	0.06	5-1-2043	1,000,000	1,000,000
Tennessee: 0.72%
Education revenue: 0.03%
Franklin County TN HEFA	5.00	9-1-2030	560,000	595,854
Housing revenue: 0.09%
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2023	750,000	805,309
Chattanooga TN Health Educational & Housing Facilities University of Tennessee at Chattanooga Project	5.00	10-1-2028	1,000,000	1,102,847
				1,908,156
See accompanying notes to portfolio of investments

30  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue: 0.60%
Tennessee Energy Acquisition Corporation Gas Project	4.00%	11-1-2049	$11,000,000	$ 12,479,660
				14,983,670
Texas: 6.09%
Airport revenue: 0.89%
Dallas & Fort Worth TX International Airport Refunding Bond Series A	4.00	11-1-2034	2,500,000	3,001,189
Dallas & Fort Worth TX International Airport Refunding Bond Series A	4.00	11-1-2035	2,500,000	2,991,246
Galveston TX Wharves & Terminal	5.00	2-1-2026	2,000,000	2,002,603
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2033	3,010,000	3,699,745
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2034	3,500,000	4,289,133
Houston TX Airport System Subordinate Lien Refunding Bond Series D	5.00	7-1-2035	2,000,000	2,445,474
				18,429,390
Education revenue: 0.26%
Houston TX Higher Education Finance Corporation Series A	4.00	2-15-2022	140,000	143,971
University of Houston Texas Series B	5.25	7-1-2026	4,225,000	5,228,480
				5,372,451
GO revenue: 2.50%
Austin TX Independent School District Series B	5.00	8-1-2026	1,450,000	1,725,320
Austin TX Public Improvement Bond	5.00	9-1-2030	960,000	1,193,469
Bexar County TX Hospital District Refunding Bond	5.00	2-15-2037	1,250,000	1,541,324
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2026	1,000,000	1,174,439
Collin County TX Unlimited Tax Road & Refunding Bond	5.00	2-15-2027	1,300,000	1,522,951
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2026	1,000,000	1,158,496
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2030	1,130,000	1,285,677
Crane County TX Water District Unlimited Tax Bond	5.00	2-15-2031	1,000,000	1,134,601
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2023	720,000	776,794
Del Rio TX Refunding Bond (BAM Insured)	4.00	6-1-2024	745,000	827,157
Denton County TX Permanent Improvement & Refunding Bond	5.00	7-15-2030	1,000,000	1,153,182
El Paso County TX Hospital District	5.00	8-15-2028	2,045,000	2,193,281
El Paso County TX Refunding Bond Series A	5.00	2-15-2031	2,000,000	2,394,306
El Paso County TX Refunding Bond Series A	5.00	2-15-2032	2,120,000	2,535,728
Flower Mound, Denton & Tarrant Counties TX Refunding Bond	4.00	3-1-2026	755,000	859,769
Fort Worth TX Independent School District Unlimited Tax Refunding and School Building Bond	5.00	2-15-2026	3,000,000	3,637,709
Harris County TX Toll Road Project Series C (AGM Insured)	5.25	8-15-2027	4,000,000	5,117,604
Hays County TX Limited Tax Bond	5.00	2-15-2027	1,000,000	1,236,115
Plano TX	5.00	9-1-2030	2,155,000	2,650,542
San Antonio TX Certificate of Obligation	5.00	8-1-2036	3,990,000	5,038,213
San Antonio TX Independent School District Unlimited Tax Series 2018	5.00	8-15-2037	2,000,000	2,344,983
Texas Independent School District Refunding Bond	5.00	8-15-2025	2,260,000	2,680,700
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  31

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Texas Veterans Bond (FHLB SPA)ø	0.09%	12-1-2051	$ 6,800,000	$ 6,800,000
Viridian TX Municipal Management District Unlimited Road Improvement Bond (BAM Insured)	4.00	12-1-2030	710,000	776,938
				51,759,298
Miscellaneous revenue: 0.35%
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2026	565,000	692,909
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2029	400,000	496,392
Austin TX Community College District Public Facility Corporation Bond Series C	5.00	8-1-2030	500,000	618,206
Lower Colorado River TX Authority	5.50	5-15-2031	2,500,000	2,753,284
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2026	1,000,000	1,181,157
Nueces River TX Water Supply Facility Corpus Christi Lake Texana Project	5.00	7-15-2027	1,250,000	1,471,816
				7,213,764
Tax revenue: 0.44%
Houston TX Old Spanish Trail Almeda Corridors Redevelopment Authority (BAM Insured)	4.00	9-1-2031	1,540,000	1,783,379
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2027	1,880,000	2,030,241
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2029	2,390,000	2,577,959
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2030	1,500,000	1,617,422
Texas Midtown RDA Refunding Bond (BAM Insured)	5.25	1-1-2031	1,000,000	1,078,281
				9,087,282
Transportation revenue: 0.81%
North Texas Thruway Authority Revenue Convertible Capital Appreciation Special PJS System C	6.75	9-1-2045	5,000,000	7,378,135
Texas Grand Parkway Transportation Corporation System Series A	5.00	10-1-2034	1,500,000	1,867,728
Texas Private Activity Surface Transportation Corporation Senior Lien Series A	5.00	12-31-2035	3,000,000	3,737,801
Texas Private Activity Surface Transportation Corporation Senior Lien Series A	5.00	12-31-2036	3,015,000	3,746,051
				16,729,715
Utilities revenue: 0.51%
Austin TX Refunding Bond (National Insured)	5.25	5-15-2025	1,400,000	1,530,311
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2026	2,190,000	2,577,324
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2029	1,500,000	1,756,075
Brownsville TX Utilities System Refunding Bond	5.00	9-1-2030	2,500,000	2,923,261
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2025	1,000,000	1,179,233
Weatherford TX Utility System Refunding & Improvement Bond (AGM Insured)	5.00	9-1-2026	375,000	444,178
				10,410,382
Water & sewer revenue: 0.33%
Amarillo TX Waterworks and Sewer System Bond Series B	5.00	4-1-2028	645,000	820,375
North Harris County TX Regional Water Authority Senior Lien (BAM Insured)	5.00	12-15-2029	1,215,000	1,306,922
See accompanying notes to portfolio of investments

32  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Water & sewer revenue (continued)
Tarrant TX Water Project Refunding Bond	4.00%	2-1-2027	$ 1,000,000	$ 1,155,343
Texas Water Development Board State Implementation Series A	4.00	10-15-2032	3,000,000	3,584,280
				6,866,920
				125,869,202
Utah: 0.34%
Education revenue: 0.15%
University of Utah (Citibank NA LIQ)144Aø	0.07	8-1-2021	680,000	680,000
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2021	400,000	400,396
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2023	400,000	425,527
Utah Charter School Finance Authority Refunding Bond (CSCE Insured)	4.00	4-15-2024	450,000	491,059
Utah Charter School Finance Authority Refunding Bond 144A	4.50	6-15-2027	1,025,000	1,091,158
				3,088,140
Miscellaneous revenue: 0.19%
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2028	1,000,000	1,225,348
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2032	1,555,000	1,866,780
West Valley UT Municipal Building Authority (AGM Insured)	5.00	2-1-2033	645,000	772,073
				3,864,201
				6,952,341
Virginia: 0.10%
Tax revenue: 0.10%
Greater Richmond VA Convention Center	5.00	6-15-2025	1,000,000	1,164,051
Marquis VA CDA CAB Series 2015 144A	7.50	9-1-2045	386,000	185,280
Marquis VA CDA CAB Series C ¤	0.00	9-1-2041	1,772,000	96,544
Marquis VA CDA Series B	5.63	9-1-2041	1,274,000	614,490
				2,060,365
Washington: 4.80%
Education revenue: 0.06%
Washington EDFA	5.00	6-1-2028	1,000,000	1,136,493
GO revenue: 1.78%
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2029	1,600,000	1,908,148
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2031	6,665,000	7,928,389
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2032	2,905,000	3,445,882
King County WA Public Hospital District #1 Valley Medical Center Refunding Bond	5.00	12-1-2033	7,045,000	8,333,850
King County WA Public Hospital District #1 Valley Medical Center Refunding Bonds	5.00	12-1-2026	775,000	937,705
Washington Various Purposes Bond Series C	5.00	2-1-2034	5,800,000	6,893,485
See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  33

Portfolio of investments—March 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue (continued)
Washington Various Purposes Refunding Bond Series A	5.00%	8-1-2036	$ 2,000,000	$ 2,560,815
Washington Various Purposes Refunding Bond Series B	5.00	7-1-2028	4,000,000	4,788,178
				36,796,452
Health revenue: 0.75%
Washington HCFR Fred Hutchinson Cancer Research Center (SIFMA Municipal Swap+1.05%)±	1.10	1-1-2042	10,000,000	10,082,642
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2026	2,250,000	2,640,955
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2027	1,050,000	1,228,138
Washington HCFR Fred Hutchinson Cancer Research Center	5.00	1-1-2028	1,350,000	1,574,132
				15,525,867
Housing revenue: 0.52%
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2032	1,955,000	2,424,999
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2033	1,550,000	1,912,698
Snohomish County WA Housing Authority Carvel Apartments Project	5.00	4-1-2034	655,000	805,343
Washington Housing Finance Commission Downtowner Apartments Project (FHLMC LIQ)	3.70	7-1-2030	5,000,000	5,649,356
				10,792,396
Miscellaneous revenue: 0.93%
Washington Certificate of Participation Series B	5.00	7-1-2037	1,585,000	2,005,265
Washington Lease FYI Properties Refunding Bond	5.00	6-1-2034	6,000,000	7,271,786
Washington Motor Vehicle Fuel Tax Refunding Bond Series D	5.00	7-1-2031	5,830,000	6,774,615
Washington Office Building Refunding Bond	5.00	7-1-2026	2,750,000	3,133,053
				19,184,719
Resource recovery revenue: 0.27%
Seattle WA Solid Waste System Improvement & Refunding Bond	4.00	6-1-2033	1,175,000	1,318,567
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2027	620,000	749,052
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2028	1,455,000	1,756,223
Tacoma WA Solid Waste Refunding Bond Series B	5.00	12-1-2029	1,525,000	1,837,297
				5,661,139
Utilities revenue: 0.49%
Chelan County WA Public Utility District #1 Refunding Bond Series A	4.00	7-1-2038	2,805,000	3,328,885
Lewis County WA Public Utility District Refunding Bond	5.25	4-1-2032	6,115,000	6,841,148
				10,170,033
				99,267,099
See accompanying notes to portfolio of investments

34  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Portfolio of investments—March 31, 2021 (unaudited)

		Interest rate	Maturity date	Principal	Value
West Virginia: 0.84%
GO revenue: 0.39%
Ohio County WV Public School Bond		3.00%	6-1-2027	$ 2,740,000	$ 3,075,539
West Virginia State Road Bond Series 2018 B		5.00	12-1-2036	4,000,000	4,970,320
					8,045,859
Health revenue: 0.08%
West Virginia Hospital Finance Authority West Virginia University Health System Series A		5.00	6-1-2031	375,000	450,086
West Virginia Hospital Finance Authority West Virginia University Health System Series A		5.00	6-1-2032	980,000	1,172,644
					1,622,730
Miscellaneous revenue: 0.37%
West Virginia EDA Excess Lottery Series A		5.00	7-1-2038	2,980,000	3,693,628
West Virginia School Building Authority Capital Improvement Bond Series A		5.00	7-1-2027	1,595,000	1,884,576
West Virginia School Building Authority Capital Improvement Bond Series A		5.00	7-1-2029	1,755,000	2,064,760
					7,642,964
					17,311,553
Wisconsin: 0.60%
Education revenue: 0.32%
Wisconsin PFA Charter School Voyager Foundation Incorporated Project Series A		6.00	10-1-2032	1,475,000	1,600,962
Wisconsin PFA KU Campus Development Corporation Central District Development Project		5.00	3-1-2032	4,315,000	5,058,721
					6,659,683
Health revenue: 0.12%
Wisconsin HEFA Series A		4.00	11-15-2039	2,250,000	2,501,717
Miscellaneous revenue: 0.06%
Milwaukee WI RDA Public Schools		5.00	11-15-2029	420,000	510,183
Milwaukee WI RDA Public Schools		5.00	11-15-2030	635,000	769,420
					1,279,603
Tax revenue: 0.10%
Wisconsin Center District Senior Dedicated Tax Bond Series C (AGM Insured)¤		0.00	12-15-2034	1,250,000	883,512
Wisconsin Center District Senior Dedicated Tax Bond Series C (AGM Insured)¤		0.00	12-15-2035	1,600,000	1,084,747
					1,968,259
					12,409,262
Total Municipal obligations (Cost $1,893,650,287)					2,038,946,811
Total investments in securities (Cost $1,893,650,287)	98.59%				2,038,946,811
Other assets and liabilities, net	1.41				29,230,290
Total net assets	100.00%				$2,068,177,101

See accompanying notes to portfolio of investments

Wells Fargo Intermediate Tax/AMT-Free Fund  |  35

Portfolio of investments—March 31, 2021 (unaudited)
±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Assurance Corporation
CAB	Capital appreciation bond
CDA	Community Development Authority
EDA	Economic Development Authority
EDFA	Economic Development Finance Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General obligation
HCFR	Healthcare facilities revenue
HEFA	Health & Educational Facilities Authority
HEFAR	Higher Education Facilities Authority Revenue
HFA	Housing Finance Authority
IDA	Industrial Development Authority
LIBOR	London Interbank Offered Rate
LIQ	Liquidity agreement
LOC	Letter of credit
PFA	Public Finance Authority
RDA	Redevelopment Authority
SIFMA	Securities Industry and Financial Markets Association
SPA	Standby purchase agreement
TTFA	Transportation Trust Fund Authority
See accompanying notes to portfolio of investments

36  |  Wells Fargo Intermediate Tax/AMT-Free Fund

Notes to portfolio of investments—March 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$2,038,946,811	$0	$2,038,946,811
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Intermediate Tax/AMT-Free Fund  |  37